Stock Based Compensation (Stock Option Activity) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Total Number of Shares, outstanding Beginning Balance	561	663
Stock options activity, Total Number of Shares, Granted	105	146
Stock options activity, Total Number of Shares, Exercised	0	(8)
Stock options activity, Total Number of Shares, Cancelled	(161)	(240)
Total Number of Shares, outstanding Ending Balance	505	561	663
Total Number of Shares, exercisable	300	329
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Stock options activity, Weighted Average Exercise Price, Beginning balance	$ 41.50	$ 51.60
Stock options activity, Weighted Average Exercise Price, Granted	1.30	9.40
Stock options activity, Weighted Average Exercise Price, Exercised	0.00	31.44
Stock options activity, Weighted Average Exercise Price, Cancelled	34.21	50.28
Stock options activity, Weighted Average Exercise Price, Ending balance	35.49	41.50	$ 51.60
Stock options activity, Weighted Average Exercise Price, exercisable	$ 54.15	$ 56.06
Stock options activity, Aggregate Intrinsic Value, Beginning balance	$ 0	$ 539	$ 610
Stock options activity, Aggregate Intrinsic Value, Granted	0
Stock options activity, Aggregate Intrinsic Value, Exercised	0
Stock options activity, Aggregate Intrinsic Value, Cancelled	0
Stock options activity, Aggregate Intrinsic Value, Ending balance	0	$ 0	$ 539
Stock options activity, Aggregate Intrinsic Value, exercisable	$ 0